Intangible Assets, Net - Summary of Finite-Lived Intangible Assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Finite Lived Intangible Assets [Line Items]
Gross carrying value	¥ 2,208,593		¥ 2,155,957
Accumulated amortization and impairment	(1,663,288)		(1,543,543)
Net carrying value	545,305	$ 85,570	612,414
Intellectual Property Rights
Finite Lived Intangible Assets [Line Items]
Gross carrying value	505,546		473,360
Accumulated amortization and impairment	(223,358)		(190,057)
Net carrying value	282,188	44,281	283,303
Traffic Acquisition Agreement
Finite Lived Intangible Assets [Line Items]
Gross carrying value	546,150		546,150
Accumulated amortization and impairment	(546,150)		(546,150)
Net carrying value	0	0	0
Published Mobile Games
Finite Lived Intangible Assets [Line Items]
Gross carrying value	514,664		499,880
Accumulated amortization and impairment	(491,614)		(462,852)
Net carrying value	23,050	3,617	37,028
Trademarks
Finite Lived Intangible Assets [Line Items]
Gross carrying value	165,292		165,281
Accumulated amortization and impairment	(116,589)		(110,854)
Net carrying value	48,703	7,643	54,427
Online Literature
Finite Lived Intangible Assets [Line Items]
Gross carrying value	155,085		151,168
Accumulated amortization and impairment	(76,433)		(53,645)
Net carrying value	78,652	12,342	97,523
Domain Names
Finite Lived Intangible Assets [Line Items]
Gross carrying value	188,388		186,650
Accumulated amortization and impairment	(116,239)		(108,671)
Net carrying value	72,149	11,322	77,979
Technology
Finite Lived Intangible Assets [Line Items]
Gross carrying value	101,730		101,730
Accumulated amortization and impairment	(70,342)		(49,996)
Net carrying value	31,388	4,925	51,734
Others
Finite Lived Intangible Assets [Line Items]
Gross carrying value	31,738		31,738
Accumulated amortization and impairment	(22,563)		(21,318)
Net carrying value	¥ 9,175	$ 1,440	¥ 10,420